Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions
22	Related party transactions

22.1	Key management personnel compensation
Key management personnel includes 11 executive officers and directors (2020: 6). Remuneration paid or payable to key management personnel of VTEX for services rendered is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Total short-term remuneration of key management personnel	3,010	2,441	1,648
Share-based compensation	5,262	987	140

Total	8,272	3,428	1,788

22.2	Balances with related parties
As of December 31, 2020, the Group has a liability with one of its shareholders for the amount of US$ 2,016. It refers to the buyback of shares that the shareholders did not receive the amount at the moment of the operation. This amount was paid in January 2021.
As of December 31, 2021, the Group has a liability of US$ 27 related to the acquisition of non-controlling
interest on VTEX ARG, with a due date in April 2022 (refer to note 19.2(d)) for additional details).